Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December 31, 2021	December 31, 2022
Intangible assets – gross	$21,154	$27,055
Less: accumulated amortization	(4,436)	(6,758)
	$16,718	$20,297

Schedule of amortization amount of intangible asset
2023	$3,225
2024	3,225
2025	3,225
2026	2,688
Thereafter	8,654
Total	$20,297